SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
Cash Flow Statement [Abstract]
Disclosure of detailed information about cash flow statement
Supplemental information to the statements of cash flows is as follows:

	Year ended December 31, 2018	Year ended December 31, 2017
Change in non-cash working capital
Decrease (increase) in accounts receivable	($5,831)	($7,468)
Decrease (increase) in inventory	(4,937)	6,291
Decrease (increase) in prepaid expenses and current assets	942	60
Decrease (increase) in accounts payable and accrued liabilities	43,425	9,276
	$33,599	$8,159

Investing and financing non-cash transactions
Plant and equipment acquired through finance lease	$8,589	$24,963

Accounts payable related to capital projects
Accounts payable related to mining interests	$12,297	$—
Accounts payable related to plant and equipment	$6,209	$—